State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

September 13, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:   Office of Filings, Information & Consumer Services

Re:	Wasatch Funds Trust (the “Registrant”)
File Nos. 033-10451, 811-04920

Ladies and Gentlemen:

 Pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 125 under the Securities Act of 1933, as amended (the “1933 Act”) and Post-Effective Amendment No. 127 under the Investment Company Act of 1940, as amended to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

 The Amendment is being filed under paragraph (a)(2) of Rule 485 to add a new series to the Registrant, Wasatch International Value Fund. Accordingly, it is anticipated that the Amendment will be effective on the seventy fifth day after filing.

 If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

Enclosures

cc:	R. Biles